UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ X]; Amendment Number: 1 (one)
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      William L. Prince
Title:	Chief Operating Officer
Phone:	212-689-1500
Signature, Place, and Date of Signing:

	William L. Prince 	New York, New York	February 10, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        66

Form 13F Information Table Value Total:  $979934


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105     1776    97300 SH       SOLE                    97300
AES Corp.                      COM              00130H105    34176   457200 SH       SOLE                   219100            238100
Alltel Corp                    COM              020039103    10195   123300 SH       SOLE                    33300             90000
Altera Corporation             COM              021441100    29544   596100 SH       SOLE                   276000            320100
American Power Conversion      COM              029066107    34245  1298400 SH       SOLE                   678300            620100
Amgen Inc                      COM              031162100    35833   596600 SH       SOLE                   281400            315200
Applied Materials              COM              038222105     4497    35500 SH       SOLE                    25400             10100
Avon Products                  COM              054303102     8019   243000 SH       SOLE                    71000            172000
Belden Inc.                    COM              077459105     1210    57600 SH       SOLE                    57600
BellSouth Corporation          COM              079860102    13688   292400 SH       SOLE                   166100            126300
Blyth Industries Inc.          COM              09643P108     1046    42600 SH       SOLE                    42600
Bristol Meyers Squibb          COM              110122108      424     6600 SH       SOLE                                       6600
Cable Design Tech CP -CL       COM              126924109     6718   292100 SH       SOLE                   121500            170600
Calpine Corporation            COM              131347106    26618   415900 SH       SOLE                   192800            223100
CenturyTel Inc                 COM              156700106    34266   723300 SH       SOLE                   391925            331375
Cisco Systems Inc              COM              17275R102    12930   120700 SH       SOLE                    85400             35300
Citigroup Inc                  COM              172967101     1458    26173 SH       SOLE                    26173
Computer Assoc Int'l           COM              204912109      696     9950 SH       SOLE                                       9950
Conectiv Inc.                  COM              206829103     1009    60000 SH       SOLE                    60000
Countrywide Credit Ind Inc     COM              222372104    11914   471850 SH       SOLE                   212050            259800
DTE Energy Company             COM              233331107    16005   506100 SH       SOLE                   243800            262300
Dallas Semiconductor Corp.     COM              235204104     2358    36600 SH       SOLE                    36600
Dollar Tree Stores             COM              256747106     1647    34000 SH       SOLE                    34000
EMC Corp/Mass                  COM              268648102    45622   417590 SH       SOLE                   195340            222250
Edwards A.G. Inc               COM              281760108    14489   451900 SH       SOLE                   212900            239000
Electronics for Imaging        COM              286082102     4057    69800 SH       SOLE                    52800             17000
Equifax Inc.                   COM              294429105     1586    67300 SH       SOLE                    67300
Express Scripts Inc-Cl A       COM              302182100    22656   354000 SH       SOLE                   177600            176400
Exxon Mobil                    COM              30231G102     1436    17822 SH       SOLE                    17822
Ford Motor Co.                 COM              345370100     1162    21800 SH       SOLE                    21800
Franklin Resources             COM              354613101     9965   310800 SH       SOLE                   135600            175200
Furniture Brands Intl Inc      COM              360921100    20231   919600 SH       SOLE                   466500            453100
General Mills                  COM              370334104    18472   516700 SH       SOLE                   227200            289500
Gillette Co                    COM              375766102    13028   316300 SH       SOLE                   130800            185500
Health Management              COM              421933102    14065  1051607 SH       SOLE                   539139            512468
Jones Apparel Group Inc        COM              480074103    23615   870600 SH       SOLE                   411900            458700
Knight-Ridder Inc              COM              499040103    22110   371200 SH       SOLE                   177000            194200
Lear Corporation               COM              521865105    14195   443600 SH       SOLE                   180700            262900
Lehman Brothers Holdings       COM              524908100    12576   148500 SH       SOLE                    56900             91600
Linear Technology Corp.        COM              535678106     1496    20900 SH       SOLE                    20900
Lowes Co                       COM              548661107    23745   397400 SH       SOLE                   173700            223700
Mattel Inc. (Subject to Tender COM              577081102     6117   466051 SH       SOLE                   195115            270936
Maxim Integrated Products      COM              57772K101    36957   783200 SH       SOLE                   343100            440100
Merrill Lynch & Co. Inc.       COM              590188108     9123   109500 SH       SOLE                    78700             30800
Microsoft Corp                 COM              594918104    12247   104900 SH       SOLE                    72200             32700
Navistar International         COM              63934E108     3041    64700 SH       SOLE                    64700
Omnicom Group Inc              COM              681919106    31925   319250 SH       SOLE                   153600            165650
OutBack Steakhouse Inc         COM              689899102    16290   628050 SH       SOLE                   287550            340500
Phillips Petroleum             COM              718507106    19115   406700 SH       SOLE                   174400            232300
Praxair Inc                    COM              74005P104    19763   392800 SH       SOLE                   178100            214700
Remedy Corp                    COM              759548100    13767   290600 SH       SOLE                   154500            136100
SLM Holding Corp               COM              78442A109    19577   463350 SH       SOLE                   224350            239000
Safeway Inc                    COM              786514208    19094   534100 SH       SOLE                   249200            284900
Sanmina Corp.                  COM              800907107    23705   237350 SH       SOLE                    82050            155300
Schering Plough Corp           COM              806605101    18963   447500 SH       SOLE                   203200            244300
Sealed Air Corporation         COM              81211K100    13896   268200 SH       SOLE                   114800            153400
Solectron Corp.                COM              834182107    14811   155700 SH       SOLE                   109600             46100
Southdown Inc                  COM              841297104    18931   366700 SH       SOLE                   181400            185300
TJX Companies                  COM              872540109    14363   702772 SH       SOLE                   355372            347400
Tommy Hilfiger Corp            COM              G8915Z102    11255   481500 SH       SOLE                   237900            243600
Tosco Corporation              COM              891490302     1688    62100 SH       SOLE                    62100
Union Carbide Corp Hldg        COM              905581104    20786   311400 SH       SOLE                   161200            150200
Veritas Software Corp          COM              923436109    35781   250000 SH       SOLE                   123800            126200
Wal Mart Stores Inc            COM              931142103    12595   182200 SH       SOLE                   131600             50600
Watson Pharmaceuticals Inc     COM              942683103    16352   456600 SH       SOLE                   208200            248400
Wellpoint Health Networks Inc  COM              94973H108    15014   227700 SH       SOLE                   106400            121300